Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Summary of Short-Term Borrowings

The following table is a summary of short-term borrowings for the last three years:

	2017		2016		2015
(Dollars in Millions)	Amount	Rate	Amount	Rate	Amount	Rate

At year-end
Federal funds purchased	$252	.77%	$447	.30%	$647	.23%
Securities sold under agreements to repurchase	803	.61	801	.12	1,092	.02
Commercial paper	8,303	.68	10,010	.30	22,022	.21
Other short-term borrowings	7,293	2.13	2,705	1.00	4,116	.69
Total	$16,651	1.31%	$13,963	.43%	$27,877	.27%
Average for the year
Federal funds purchased(b)	$528	34.57%	$1,015	17.17%	$1,169	15.05%
Securities sold under agreements to repurchase	917	.44	891	.18	973	.10
Commercial paper	8,236	.49	14,827	.26	21,892	.12
Other short-term borrowings	5,341	1.90	3,173	1.67	3,926	1.13
Total(b)	$15,022	2.18%	$19,906	1.34%	$27,960	.89%
Maximum month-end balance
Federal funds purchased	$600		$2,487		$1,868
Securities sold under agreements to repurchase	927		1,177		1,124
Commercial paper	9,950		21,441		23,101
Other short-term borrowings	7,293		6,771		7,656
(a)	Interest and rates are presented on a fully taxable-equivalent basis utilizing a tax rate of 35 percent for the periods presented.
(b)	Average federal funds purchased and total short-term borrowings rates include amounts paid by the Company to certain corporate card customers for paying outstanding noninterest-bearing corporate card balances within certain timeframes per specific agreements. These activities reduce the Company’s short-term funding needs, and if they did not occur, the Company would use other funding alternatives, including the use of federal funds purchased. The amount of this compensation expense paid by the Company and included in federal funds purchased and total short-term borrowings rates for 2017, 2016 and 2015 was $178 million, $171 million and $175 million, respectively.